Segmental reporting - Analysis of results by business (Narrative) (Details) - GBP (£) £ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Apr. 01, 2020
Disclosure of operating segments [line items]
Assets		£ 1,349,514	£ 1,140,229		£ 1,133,300
Net operating income		16,928	19,720		19,668
Loss before tax		£ (3,065)	(4,357)	[1]	(3,494)	[1]
Operating segments [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Description of types of products and services from which each reportable segment derives its revenues		The Group is a British universal bank diversified by business, geography and income type, serving consumer and wholesale customers and clients globally and for segmental reporting purposes it defines its two operating divisions as Barclays UK and Barclays International.
Operating segments [member] | Barclays UK [member]
Disclosure of operating segments [line items]
Description of types of products and services from which each reportable segment derives its revenues		Barclays UK comprises our UK Personal Banking, UK Business Banking and Barclaycard Consumer UK businesses. These businesses are carried on by our UK ring-fenced bank (Barclays Bank UK PLC) and certain other entities within the Group
Assets		£ 289,100	257,800		249,700
Net operating income		4,880	6,641		6,557
Loss before tax		£ (546)	(1,022)		(1,956)
Operating segments [member] | Barclays Partner Finance [Member]
Disclosure of operating segments [line items]
Assets							£ 2,200
Net operating income	£ 19
Loss before tax	£ 5
Operating segments [member] | Barclays International [member]
Disclosure of operating segments [line items]
Description of types of products and services from which each reportable segment derives its revenues		. Barclays International comprises our Corporate and Investment Bank and Consumer, Cards and Payments businesses. These businesses are carried on by our non ring-fenced bank (Barclays Bank PLC) and its subsidiaries, as well as by certain other entities within the Group.
Assets		£ 1,041,800	861,400		862,100
Net operating income		12,641	13,502		13,368
Loss before tax		£ (3,616)	£ (4,118)		£ (3,775)

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .